SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS
VALUE STRATEGIES PORTFOLIO

A Fund of Variable Insurance Products Fund III
Initial Class, Service Class, and Service Class 2

January 27, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the fourth paragraph in the "Portfolio Transactions" section on page 11.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

The following information has been removed from the "Portfolio Transactions" section on page 11.

Ordinarily commissions are not charged on OTC orders because the fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When the fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

VIPSOB-03-01 January 30, 2003
1.782471.100

SUPPLEMENT TO THE
FIDELITY® VARIABLE INSURANCE PRODUCTS

AGGRESSIVE GROWTH PORTFOLIO, ASSET MANAGERSM PORTFOLIO, ASSET MANAGER: GROWTH®
PORTFOLIO, BALANCED PORTFOLIO, CONTRAFUND® PORTFOLIO, DYNAMIC CAPITAL APPRECIATION
PORTFOLIO, EQUITY-INCOME PORTFOLIO, GROWTH PORTFOLIO, GROWTH & INCOME PORTFOLIO,
GROWTH OPPORTUNITIES PORTFOLIO, HIGH INCOME PORTFOLIO, INDEX 500 PORTFOLIO,
INVESTMENT GRADE BOND PORTFOLIO, MID CAP PORTFOLIO, MONEY MARKET PORTFOLIO,
OVERSEAS PORTFOLIO, and VALUE PORTFOLIO

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products Fund III

Initial Class, Service Class, and Service Class 2

April 30, 2002

STATEMENT OF ADDITIONAL INFORMATION

Effective on or about January 13, 2003, Deutsche Asset Management, Inc. (DAMI) will no longer serve as a sub-adviser for VIP Index 500 Portfolio. Fidelity Management & Research Company (FMR) will continue to be the fund's manager and be responsible for handling the fund's business affairs. However, FMR will now be responsible for choosing the fund's investments and placing orders to buy and sell the fund's investments. The address of FMR and its affiliates, unless otherwise indicated, is 82 Devonshire Street, Boston, Massachusetts 02109. All references to DAMI throughout this document should be replaced with FMR as applicable.

Effective on or about January 13, 2003, Deutsche Bank Trust Company Americas (DBTCA), formerly known as Bankers Trust Company, will no longer serve as securities lending agent for VIP Index 500 Portfolio. Effective on or about January 13, 2003, Mellon Bank, N.A. serves as securities lending agent for the fund.

The following information replaces the fourth paragraph found under the heading "Limitations on Futures and Options Transactions" in the "Investment Policies and Limitations" section beginning on page 26.

FMR also intends to follow certain other limitations on VIP Index 500's futures and option activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

The following information replaces similar information found under the heading "Swap Agreements (VIP Index 500 only)." in the "Investment Policies and Limitations" section on page 33.

Swap Agreements (VIP Index 500 only). Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay the fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to track the return of its designated index effectively, VIP Index 500 would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses and impairing the fund's correlation with the S&P 500. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

The following information replaces the fourth paragraph in the "Portfolio Transactions" section on page 38.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

VIP/VIPII/VIPIIIB-03-01 January 30, 2003
1.483795.115

The following information has been removed from the "Portfolio Transactions" section on page 38.

Ordinarily commissions are not charged on OTC orders because a fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When a fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

Effective November 27, 2002, the following information replaces the similar information found in the "Trustees and Officers" section on page 83.

Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1981, 1988, 1994

Trustee of Variable Insurance Products Fund (1981), Variable Insurance Products Fund II (1988), and Variable Insurance Products Fund III (1994). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Effective November 13, 2002, William S. Stavropoulos was elected to the Board of Trustees of Variable Insurance Products Fund III. The following information replaces the similar information found in the "Trustees and Officers" section on page 86.

William S. Stavropoulos (62)

Year of Election or Appointment: 2001 or 2002

Trustee of Variable Insurance Products Fund (2001), Variable Insurance Products Fund II (2001), and Variable Insurance Products Fund III (2002). Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Effective November 13, 2002, William S. Stavropoulos was elected to the Board of Trustees of Variable Insurance Products Fund III. The following information has been removed from the "Trustees and Officers" section on page 87.

William S. Stavropoulos (62)

Year of Election or Appointment: 2000

Member of the Advisory Board of Variable Insurance Products Fund III. Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Effective July 18, 2002, Boyce I. Greer no longer serves as Vice President of VIP Money Market. The following information has been removed from the "Trustees and Officers" section on page 87.

Boyce I. Greer (46)

Year of Election or Appointment: 1997

Vice President of VIP Money Market (1997). He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

Effective July 18, 2002, Bart A. Grenier serves as Vice President of certain Equity and High Income Funds. The following information replaces the similar information found in the "Trustees and Officers" section on page 87.

Bart A. Grenier (43)

Year of Election or Appointment: 2001 or 2002

Vice President of VIP Asset Manager (2001), VIP Asset Manager: Growth (2001), VIP Balanced (2001), VIP Equity-Income (2001), VIP Growth & Income (2001), and VIP High Income (2002). Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Effective July 18, 2002, Robert A. Lawrence no longer serves as Vice President of certain High Income Bond Funds. The following information has been removed from the "Trustees and Officers" section on page 87.

Robert A. Lawrence (49)

Year of Election or Appointment: 2000

Vice President of VIP High Income (2000). Mr. Lawrence serves as Vice President of certain High Income Bond Funds (2000), Vice President of Fidelity Real Estate High Income Fund and Fidelity Real Estate High Income Fund II (1996), Vice President of certain Equity Funds (1997), and Senior Vice President of FMR Co., Inc. (2001) and FMR.

Effective July 18, 2002, John B. McDowell serves as Vice President of certain Equity Funds. The following information supplements the information found in the "Trustees and Officers" section beginning on page 83.

John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Mid Cap, VIP Value, and VIP Value Strategies. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Effective July 18, 2002, Charles S. Morrison serves as Vice President of certain Fixed Income Funds and certain Asset Allocation Funds. The following information supplements the information found in the "Trustees and Officers" section beginning on page 83.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Investment Grade Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Effective July 18, 2002, David L. Murphy serves as Vice President of VIP Money Market. The following information replaces the similar information found in the "Trustees and Officers" section on page 88.

David L. Murphy (54)

Year of Election or Appointment: 2002

Vice President of VIP Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Effective July 18, 2002, Richard A. Spillane no longer serves as Vice President of certain Equity Funds. The following information has been removed from the "Trustees and Officers" section on page 88.

Richard A. Spillane, Jr. (51)

Year of Election or Appointment: 1997, 2000, or 2001

Vice President of VIP Aggressive Growth (2000), VIP Contrafund (1997), VIP Dynamic Capital Appreciation (2000), VIP Growth (1997), VIP Growth Opportunities (1997), VIP Mid Cap (1997), and VIP Value (2001). Mr. Spillane also serves as Vice President of certain Equity Funds. He is President and a Director of Fidelity Management & Research (U.K.) Inc. (2001) and Senior Vice President of FMR Co., Inc. (2001) and FMR (1997). Previously, Mr. Spillane served as Chief Investment Officer (Europe) for Fidelity International, Limited.

Effective November 27, 2002, Maria F. Dwyer serves as President and Treasurer of the funds. The following information replaces the similar information found in the "Trustees and Officers" section on page 89.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, and VIP Value. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Effective November 27, 2002, Timothy F. Hayes serves as the Chief Financial Officer of the funds. The following information supplements the information found in the "Trustees and Officers" section beginning on page 83.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, and VIP Value. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Effective July 18, 2002, Francis V. Knox, Jr. serves as Assistant Treasurer of the funds. The following information supplements the information found in the "Trustees and Officers" section beginning on page 83.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, and VIP Value. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Effective November 27, 2002, Mark Osterheld serves as Assistant Treasurer of the funds. The following information supplements the information found in the "Trustees and Officers" section beginning on page 83.

Mark Osterheld (47)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, and VIP Value. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Effective July 18, 2002, Paul Maloney no longer serves as Assistant Treasurer of the funds. The following information has been removed from the "Trustees and Officers" section on page 90.

Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of VIP Aggressive Growth (2001), VIP Asset Manager (2001), VIP Asset Manager: Growth (2001), VIP Balanced (2001), VIP Contrafund (2001), VIP Dynamic Capital Appreciation (2001), VIP Equity-Income (2001), VIP Growth (2001), VIP Growth & Income (2001), VIP Growth Opportunities (2001), VIP High Income (2001), VIP Index 500 (2001), VIP Investment Grade Bond (2001), VIP Mid Cap (2001), VIP Money Market (2001), VIP Overseas (2001), and VIP Value (2001). Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Effective on or about January 13, 2003, the following information replaces the first two paragraphs found under the heading "Custodians" in the "Description of the Trust" section on page 115.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of VIP Contrafund and VIP Mid Cap. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of VIP Dynamic Capital Appreciation and VIP Value. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Equity-Income, VIP Growth & Income, and VIP Overseas. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth, VIP Index 500, and VIP Growth Opportunities. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Index 500, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market and VIP Value in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Index 500, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, VIP Overseas and VIP Value in connection with repurchase agreement transactions.